Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Reclassification from debt financing and restricted cash received to proceeds from issuance of long-term debt		$ 480.2
Other Assets [Member]
Significant Accounting Policies [Line Items]
Cost method investments	$ 54.7	$ 29.0
Accounting Standards Update 2016-18 [Member] | Letter of Credit [Member]
Significant Accounting Policies [Line Items]
Elimination of restricted cash for collateral	$ 16.2
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	20.00%
Minimum [Member] | Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Expected benefit to accumulated deficit based on adoption of ASU 2016-16			$ 170.0
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	50.00%